ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED OTHER COMPREHENSIVE LOSS
The changes by component in accumulated other comprehensive loss, net of taxes, were as follows:

	2021	2020
Balance, beginning of period	$(5,580)	$(13,216)
Foreign currency translation adjustments	2,046	1,914
(Loss) gain on long term intercompany balances	(5,198)	5,722
Balance, end of period	$(8,732)	$(5,580)